Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other deferred tax assets not recognised	£ 12	£ 12
Deferred income tax assets	60	95
Income tax liabilities	136	164
Assets and liabilities classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	98	68
Income tax liabilities		2
Expenses related to asset held for sale	8
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	31	32
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	28	18
All other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	90	86
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 43	£ 75
Top of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years
Bottom of range [member] | United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	20 years